Earnings per Unit and Cash Distributions - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended			6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended					6 Months Ended				3 Months Ended					6 Months Ended			1 Months Ended	3 Months Ended					6 Months Ended							3 Months Ended	6 Months Ended	0 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 27, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014 First Target Distribution [Member]	Jun. 30, 2014 Second Target Distribution [Member]	Jun. 30, 2014 Third Target Distribution [Member]	Jun. 30, 2014 Minimum Quarterly Distribution [Member]	Jun. 30, 2014 Annual Distribution [Member]	Jun. 30, 2014 Additional Available Cash From Operating Surplus [Member] First Target Distribution [Member]	Jun. 30, 2014 Additional Available Cash From Operating Surplus [Member] Second Target Distribution [Member]	Jun. 30, 2014 Additional Available Cash From Operating Surplus [Member] Third Target Distribution [Member]	Jun. 30, 2014 Additional Available Cash From Operating Surplus [Member] Target Distribution Thereafter [Member]	Jun. 30, 2014 Common Units [Member]		Jun. 30, 2013 Common Units [Member]	Jun. 30, 2013 Common Units [Member]		Jun. 30, 2014 Common Units [Member]		Jun. 30, 2014 Common Units [Member] First Target Distribution [Member]	Jun. 30, 2014 Common Units [Member] Second Target Distribution [Member]	Jun. 30, 2014 Subordinated Units [Member]		Jun. 30, 2013 Subordinated Units [Member]	Jun. 30, 2013 Subordinated Units [Member]		Jun. 30, 2014 Subordinated Units [Member]		Jun. 30, 2014 Subordinated Units [Member] Third Target Distribution [Member]	Apr. 30, 2013 General Partner Unit [Member]	Jun. 30, 2014 General Partner Unit [Member]		Jun. 30, 2013 General Partner Unit [Member]	Jun. 30, 2013 General Partner Unit [Member]		Jun. 30, 2014 General Partner Unit [Member]		Jun. 30, 2014 General Partner Unit [Member] First Target Distribution [Member]	Jun. 30, 2014 General Partner Unit [Member] Second Target Distribution [Member]	Jun. 30, 2014 General Partner Unit [Member] Third Target Distribution [Member]	Jun. 30, 2014 General Partner Unit [Member] Additional Available Cash From Operating Surplus [Member] First Target Distribution [Member]	Jun. 30, 2014 General Partner Unit [Member] Additional Available Cash From Operating Surplus [Member] Second Target Distribution [Member]	Jun. 30, 2014 General Partner Unit [Member] Additional Available Cash From Operating Surplus [Member] Third Target Distribution [Member]	Jun. 30, 2014 General Partner Unit [Member] Additional Available Cash From Operating Surplus [Member] Target Distribution Thereafter [Member]	Apr. 15, 2013 IDR Holders [Member]	Jun. 30, 2014 IDR Holders [Member]	Jun. 30, 2013 IDR Holders [Member]	Jun. 30, 2014 IDR Holders [Member]	Jun. 30, 2014 IDR Holders [Member] Additional Available Cash From Operating Surplus [Member] Second Target Distribution [Member]	Jun. 30, 2014 IDR Holders [Member] Additional Available Cash From Operating Surplus [Member] Third Target Distribution [Member]	Jun. 30, 2014 IDR Holders [Member] Additional Available Cash From Operating Surplus [Member] Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Net income attributable to IDRs													$ 0.140	[1]	$ 0.317	$ 0.317	[1]	$ 0.505	[1]			$ 0.143	[1]	$ 0.177	$ 0.177	[1]	$ 0.511	[1]			$ 0.141	[1]	$ 0.317	$ 0.317	[1]	$ 0.507	[1]								$ 0	$ 0.01	$ 0.00	$ 0.02
Percentage of limited partner interest																		59.40%									38.60%
Number of common units outstanding													13,167,500					13,167,500				8,567,500					8,567,500
Percentage of partnership's units																		100.00%									100.00%
Percentage of interest held by general partner	2.00%		2.00%																											2.00%						2.00%
Number of general partner units outstanding		443,571	443,571
Distribution, per unit							$ 0.375	$ 1.500
Percentage of operating surplus distributed to unitholders									98.00%	85.00%	75.00%	50.00%								98.00%	98.00%								98.00%							2.00%		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%					13.00%	23.00%	48.00%
Distributions to each unitholder, Per unit		$ 0.435	$ 0.435	$ 0.43125	$ 0.46875	$ 0.5625																																										$ 0.02

[1]	Earnings per unit information for the three months ended June 30, 2013 is in respect of the period from the date of the Partnership's IPO (April 15, 2013) to June 30, 2013.